Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

January 31, 2013

Dates Covered
Collections Period	01/01/13 - 01/31/13
Interest Accrual Period	01/15/13 - 02/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/12	437,783,589.83	27,697
Yield Supplement Overcollateralization Amount at 12/31/12	11,241,979.74	0

Receivables Balance at 12/31/12	449,025,569.57	27,697
Principal Payments	18,464,570.74	992
Defaulted Receivables	792,625.41	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/13	10,564,374.29	0

Pool Balance at 01/31/13	419,203,999.13	26,664

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	6,657,108.61	523
Past Due 61-90 days	1,429,056.31	108
Past Due 91 + days	377,253.32	25

Total	8,463,418.24	656

Total 31+ Delinquent as % Ending Pool Balance	2.02%

Recoveries	544,356.26

Aggregate Net Losses/(Gains) - January 2013	248,269.15

Overcollateralization Target Amount	22,008,209.95
Actual Overcollateralization	22,008,209.95

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	5.59%
Weighted Average Remaining Term	47.03

Flow of Funds	$ Amount
Collections	20,529,263.38
Advances	(6,126.46)
Investment Earnings on Cash Accounts	2,483.62
Servicing Fee	(374,187.97)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,151,432.57

Distributions of Available Funds
(1) Class A Interest	326,663.00
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	17,604,162.18
(7) Distribution to Certificateholders	2,188,938.94
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,151,432.57

Servicing Fee	374,187.97
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 01/15/13	414,799,951.36
Principal Paid	17,604,162.18
Note Balance @ 02/15/13	397,195,789.18

Class A-1
Note Balance @ 01/15/13	0.00
Principal Paid	0.00
Note Balance @ 02/15/13	0.00
Note Factor @ 02/15/13	0.0000000%

Class A-2
Note Balance @ 01/15/13	65,075,951.36
Principal Paid	17,604,162.18
Note Balance @ 02/15/13	47,471,789.18
Note Factor @ 02/15/13	24.0973549%

Class A-3
Note Balance @ 01/15/13	243,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	243,000,000.00
Note Factor @ 02/15/13	100.0000000%

Class A-4
Note Balance @ 01/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	87,531,000.00
Note Factor @ 02/15/13	100.0000000%

Class B
Note Balance @ 01/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	19,193,000.00
Note Factor @ 02/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	358,331.45
Total Principal Paid	17,604,162.18

Total Paid	17,962,493.63

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	35,249.47
Principal Paid	17,604,162.18

Total Paid to A-2 Holders	17,639,411.65

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5084706
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9802223

Total Distribution Amount	25.4886929

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1789313
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	89.3612293

Total A-2 Distribution Amount	89.5401606

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/12	81,179.66
Balance as of 01/31/13	75,053.20
Change	(6,126.46)

Reserve Account
Balance as of 01/15/13	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	—
Balance as of 02/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07